CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	₽ 11,199	$ 142.0	₽ 44,258	₽ 9,081
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	(4,306)	(54.6)	8,102	968
Foreign currency translation adjustment, net of tax of nil	(4,306)	(54.6)	8,102	968
Total other comprehensive income/(loss)	(4,306)	(54.6)	8,102	968
Total comprehensive income	6,893	87.4	52,360	10,049
Total comprehensive loss/(income) attributable to noncontrolling interests	2,592	32.9	(133)	120
Total comprehensive income attributable to Yandex N.V.	₽ 9,485	$ 120.3	₽ 52,227	₽ 10,169